ORDINARY SHARES (Details)			12 Months Ended		12 Months Ended										12 Months Ended		12 Months Ended
	Dec. 31, 2014 Expedia [Member]	Dec. 31, 2014 TCH Sapphire Limited [Member]	Dec. 31, 2014 Ordinary shares [Member] Votes	Dec. 31, 2013 Ordinary shares [Member]	Dec. 31, 2014 Ordinary shares [Member] Stock Option and Performance Unit Holders [Member] USD ($)	Dec. 31, 2014 Ordinary shares [Member] Stock Option and Performance Unit Holders [Member] CNY	Dec. 31, 2013 Ordinary shares [Member] Stock Option and Performance Unit Holders [Member] USD ($)	Dec. 31, 2013 Ordinary shares [Member] Stock Option and Performance Unit Holders [Member] CNY	Dec. 31, 2012 Ordinary shares [Member] Stock Option and Performance Unit Holders [Member] USD ($)	Dec. 31, 2012 Ordinary shares [Member] Stock Option and Performance Unit Holders [Member] CNY	Dec. 31, 2014 Ordinary shares [Member] Expedia [Member]	Dec. 31, 2013 Ordinary shares [Member] Expedia [Member]	Dec. 31, 2014 Ordinary shares [Member] TCH Sapphire Limited [Member]	Dec. 31, 2013 Ordinary shares [Member] TCH Sapphire Limited [Member]	Dec. 31, 2014 High-vote ordinary shares [Member] Votes	Dec. 31, 2013 High-vote ordinary shares [Member]	Dec. 31, 2014 High-vote ordinary shares [Member] Expedia [Member]	Dec. 31, 2013 High-vote ordinary shares [Member] Expedia [Member]	Dec. 31, 2014 High-vote ordinary shares [Member] TCH Sapphire Limited [Member]	Dec. 31, 2013 High-vote ordinary shares [Member] TCH Sapphire Limited [Member]	Dec. 31, 2014 ADS [Member]	Dec. 31, 2013 ADS [Member]	Dec. 31, 2012 ADS [Member]	Dec. 31, 2014 ADS [Member] Brokers [Member]	Dec. 31, 2013 ADS [Member] Brokers [Member]
Shares issued					1,846,500	1,846,500	1,514,356	1,514,356	701,748	701,748														1,577,926	3,730
Shares issued, value					$ 3,526,934	21,700,147	$ 3,822,233	23,612,292	$ 2,241,138	14,181,963
Ordinary shares, issued shares			44,591,140	41,170,444							17,290,943	17,286,657	6,031,500	6,031,500	33,589,204	33,589,204	28,550,704	28,550,704	5,038,500	5,038,500
Percentage of outstanding shares held																	85.00%	85.00%	15.00%	15.00%
Ownership interest acquired, percentage	82.00%	15.00%															82.00%	82.00%	15.00%	15.00%
Number of votes per share			1												15
Repurchase of ADSs																					53,252		158,233
Previously purchased ADSs reissued, shares																					563,811	757,178	350,874